Equity Method Investments - Share of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments
The Company's share of losses of associates	$ (1,392)	$ (638)	$ (477)
The Company's share of other comprehensive income of associates	55	58	26
The Company's share of total comprehensive income (loss) of associates	$ (1,337)	$ (580)	$ (451)